Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Schedule of Loans and Other Receivables Carried at Amortized Cost
Loans and other receivables carried at amortized cost, included in prepaid expenses and other current assets and other non-current assets on the Consolidated Balance Sheets, is as follows:

	As of
(in millions)	March 31, 2026	March 31, 2025
Loans and other receivables carried at amortized cost
Loans receivable	$10	$27
Other receivables	17	11
Allowance for current expected credit losses	(3)	(20)
Loans and other receivables carried at amortized cost, net	$24	$18